Fair Value Measurements (Details) - Schedule of fair value on a recurring basis - USD ($)	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Fair Value Measurements (Details) - Schedule of fair value on a recurring basis [Line Items]
Mutual Funds held in Trust Account	$ 29,851	$ 100,031,414
U.S. Treasury Securities held in Trust Account	99,983,000
Warrant liabilities (Restated)	6,038,351
Total	106,051,202
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements (Details) - Schedule of fair value on a recurring basis [Line Items]
Mutual Funds held in Trust Account	29,851	$ 100,031,414
U.S. Treasury Securities held in Trust Account	99,983,000
Warrant liabilities (Restated)
Total	100,012,851
Fair Value, Inputs, Level 2 [Member]
Fair Value Measurements (Details) - Schedule of fair value on a recurring basis [Line Items]
Mutual Funds held in Trust Account
U.S. Treasury Securities held in Trust Account
Warrant liabilities (Restated)
Total
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements (Details) - Schedule of fair value on a recurring basis [Line Items]
Mutual Funds held in Trust Account
U.S. Treasury Securities held in Trust Account
Warrant liabilities (Restated)	6,038,351
Total	$ 6,038,351